SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue		$ 433,895	$ 343,199	$ 261,701
United States [Member]
Segment Reporting Information [Line Items]
Revenue		233,945	187,704	145,453
Israel [Member]
Segment Reporting Information [Line Items]
Revenue		7,827	6,909	7,282
United Kingdom [Member]
Segment Reporting Information [Line Items]
Revenue		36,146	26,652	24,837
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	85,757	78,525	49,659
Other [Member]
Segment Reporting Information [Line Items]
Revenue		$ 70,220	$ 43,409	$ 34,470

[1]	Excluding United Kingdom and Israel